ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Total	$ 1,060	$ 1,211	$ 1,012
0 - 30 days
ACCOUNTS RECEIVABLE, NET
Total	249	281	225
31 - 60 days
ACCOUNTS RECEIVABLE, NET
Total	86	95	88
61 - 90 days
ACCOUNTS RECEIVABLE, NET
Total	10	21	12
91 - 180 days
ACCOUNTS RECEIVABLE, NET
Total	161	209	126
181 days - 1 year
ACCOUNTS RECEIVABLE, NET
Total	216	185	285
1 year - 2 years
ACCOUNTS RECEIVABLE, NET
Total	180	254	182
Over 2 years
ACCOUNTS RECEIVABLE, NET
Total	$ 158	$ 166	$ 94